ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Salaries and social welfare payables	$ 9,192		$ 6,595
Taxes payables except for income taxes	4,857		10,246
Rental payables	732		714
Accrued legal and professional expenses	3,166		3,680
Accrued traveling and entertainment expenses	631		514
Accrued office related expense	2,974		1,027
Accrued interests payable in connection with convertible debts	1,466		1,418
Loan from the third parties	10,140
Others	2,081		2,207
Total	$ 35,239	[1]	$ 26,401	[1]

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).